Other gains and losses	12 Months Ended
Dec. 31, 2025
Disclosure of Other gains and losses [Abstract]
Other gains and losses
27.
Other gains and losses

	Year ended December 31,
	2023	2024	2025
	NT$000	NT$000	NT$000
Foreign exchange gains (losses), net	78,170	242,588	(459,565)
Gain on disposal of non-current assets held for sale	—	72,261	—
Gain on valuation of financial assets at fair value through profit or loss	39,254	48,101	18,752
Impairment loss on financial assets	—	—	(10,000)
Gain on disposal of investments accounted for using equity method	—	—	3,464
Reimbursement of ADSs service charge	2,121	2,611	2,136
Others	15,956	28,004	17,997
	135,501	393,565	(427,216)